Expense Example, No Redemption - Class C	Delaware Tax-Free USA Fund Expense Example, No Redemption, 1 Year	Delaware Tax-Free USA Fund Expense Example, No Redemption, 3 Years	Delaware Tax-Free USA Fund Expense Example, No Redemption, 5 Years	Delaware Tax-Free USA Fund Expense Example, No Redemption, 10 Years	Delaware Tax-Free USA Intermediate Fund Expense Example, No Redemption, 1 Year	Delaware Tax-Free USA Intermediate Fund Expense Example, No Redemption, 3 Years	Delaware Tax-Free USA Intermediate Fund Expense Example, No Redemption, 5 Years	Delaware Tax-Free USA Intermediate Fund Expense Example, No Redemption, 10 Years
USD ($)	158	513	892	1,956	153	499	870	1,912